Investment in Real Estate (Tables)	3 Months Ended
Mar. 31, 2013
Schedule of Gross Investment in Real Estate

A schedule of our gross investment in real estate follows:

	Successor			Predecessor
	March 31, 2013			December 31, 2012
	Land	Building and Improvements	Equipment	Land	Building and Improvements	Equipment
West Seventh St., Cincinnati, OH (7th Street)	0.9	108.7	0.8	0.9	108.7	0.8
Parkway Dr., Mason, OH (Mason)	—	20.2	0.5	—	20.2	0.4
Industrial Rd., Florence, KY (Florence)	—	47.2	1.4	—	46.8	0.5
Goldcoast Dr., Cincinnati, OH (Goldcoast)	0.6	6.7	—	0.6	6.7	—
Knightsbridge Dr., Hamilton, OH (Hamilton)	—	49.2	3.8	—	49.9	2.1
E. Monroe St., South Bend, IN (Monroe St.)	—	2.5	—	—	3.2	—
Springer St., Lombard, IL (Lombard)	—	2.6	—	—	2.6	—
Crescent Circle, South Bend, IN (Blackthorn)	—	3.3	0.1	—	3.3	0.1
Kingsview Dr., Lebanon, OH (Lebanon)	4.0	71.0	1.2	4.0	71.0	1.1
McAuley Place, Blue Ash, OH (Blue Ash)	—	0.6	—	—	0.6	—
Westway Park Blvd., Houston, TX (Houston West)	1.4	88.3	13.3	3.3	87.8	12.0
Westway Park Blvd., Houston, TX (Houston West 2)	2.0	—	—	—	—	—
Southwest Fwy., Houston, TX (Galleria)	—	66.4	6.7	—	66.0	6.6
E. Ben White Blvd., Austin, TX (Austin 1)	—	22.5	0.8	—	22.6	0.8
S. State Highway 121 Business Lewisville, TX (Lewisville)	—	75.9	17.8	—	76.0	9.6
Marsh Lane Carrollton, TX	—	0.1	0.2	—	0.1	0.2
Midway Rd., Carrollton, TX	—	2.0	0.3	—	2.0	0.3
Frankford Carrollton, TX	16.1	37.2	7.8	16.1	34.6	5.0
Bryan St., Dallas, TX	—	0.1	0.1	—	0.1	—
North Freeway, Houston, TX (Greenspoint)	—	1.3	0.4	—	1.3	0.4
South Ellis Street Chandler, AZ (Phoenix)	14.8	39.5	7.0	15.0	38.7	6.8
Westover Hills Blvd, San Antonio, TX (San Antonio)	4.6	31.0	5.2	4.6	30.8	4.7
Metropolis Dr., Austin, TX (Austin 2)	—	22.7	0.8	—	22.7	0.6
Kestral Way (London)	—	32.1	0.4	—	17.1	0.3
Jurong East (Singapore)	—	9.6	0.1	—	9.7	0.1

Total	$44.4	$740.7	$68.7	$44.5	$722.5	$52.4